Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Details) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($) yr	Oct. 31, 2021 CAD ($) yr
Disclosure of defined benefit plans [line items]
Other assets in the Bank's Consolidated Balance Sheet		$ 25,302	$ 17,179
Other liabilities in the Bank's Consolidated Balance Sheet		(33,552)	(28,133)
Total expense		607	533
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		1,718	554
Effect of asset limitation and minimum funding requirement		(384)
Other assets in the Bank's Consolidated Balance Sheet		1,334	554
Net defined benefit asset (liability)		1,334	554
Service cost - benefits earned		417	522
Net interest cost (income) on net defined benefit liability (asset)		(24)	24
Remeasurement (gain) loss – financial		(2,610)	(1,460)
Remeasurement gain (loss) – return on plan assets less interest income		1,200	(742)
Remeasurement (gain) loss – demographic		25
Remeasurement (gain) loss - experience		194	137
Employer's contributions	$ 214
Defined benefit administrative expenses		9	11
Total expense		$ 402	$ 557
Principal pension plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		3.50%	2.85%
Weighted-average rate of compensation increase		2.46%	2.53%
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.5	23.4
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.2
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.4
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1
Principal pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.44%	3.50%
Weighted-average rate of compensation increase		2.88%	2.46%
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.5
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.2
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.4
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.1
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,763	$ 8,788	$ 9,668
Service cost - benefits earned		417	522
Net interest cost (income) on net defined benefit liability (asset)		252	210
Remeasurement (gain) loss – financial		(2,610)	(1,460)
Remeasurement (gain) loss – demographic		25
Remeasurement (gain) loss - experience		194	137
Members' contributions		108	107
Benefits paid		(411)	(396)
Defined benefit obligation at end of year		6,763	8,788
Principal pension plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,763	8,788
Defined benefit obligation at end of year		6,763	8,788
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	8,481	9,342	8,240
Net interest cost (income) on net defined benefit liability (asset)		276	186
Remeasurement gain (loss) – return on plan assets less interest income		(1,200)	740
Members' contributions		108	107
Employer's contributions		375	474
Benefits paid		(411)	(396)
Defined benefit administrative expenses		(9)	(9)
Defined benefit obligation at end of year		8,481	9,342
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(372)	(466)
Other liabilities in the Bank's Consolidated Balance Sheet		(372)	(466)
Net defined benefit asset (liability)		(372)	(466)
Service cost - benefits earned		8	9
Net interest cost (income) on net defined benefit liability (asset)		13	11
Remeasurement (gain) loss – financial		(105)	(45)
Remeasurement (gain) loss – demographic		6
Remeasurement (gain) loss - experience		(1)	(1)
Employer's contributions	20
Total expense		$ 21	$ 20
Principal post retirement benefit plan [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		3.43%	2.76%
Weighted-average rate of compensation increase		2.80%	3.00%
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.5	23.4
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.2
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.4
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.45%	3.43%
Weighted-average rate of compensation increase		3.25%	2.80%
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.5
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.2
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.4
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.1
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	372	$ 466	$ 506
Service cost - benefits earned		8	9
Net interest cost (income) on net defined benefit liability (asset)		13	11
Remeasurement (gain) loss – financial		(105)	(45)
Remeasurement (gain) loss – demographic		6
Remeasurement (gain) loss - experience		(1)	(1)
Benefits paid		(15)	(14)
Defined benefit obligation at end of year		372	466
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	372	466
Defined benefit obligation at end of year		372	466
Principal post retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions		15	14
Benefits paid		(15)	(14)
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(565)	(724)
Effect of asset limitation and minimum funding requirement		(16)	(12)
Other assets in the Bank's Consolidated Balance Sheet		72	79
Other liabilities in the Bank's Consolidated Balance Sheet		(653)	(815)
Net defined benefit asset (liability)		(581)	(736)
Service cost - benefits earned		5	8
Net interest cost (income) on net defined benefit liability (asset)		21	19
Remeasurement (gain) loss – financial		(695)	(86)
Remeasurement gain (loss) – return on plan assets less interest income		532	(106)
Remeasurement (gain) loss – demographic		(8)	5
Remeasurement (gain) loss - experience		22	(1)
Employer's contributions	47
Past service cost (credit)			11
Defined benefit administrative expenses		3	3
Total expense		$ 29	$ 41
Other pension and post retirement benefit plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		2.99%	2.74%
Weighted-average rate of compensation increase		0.98%	1.03%
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.6	21.5
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.1	23.1
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.3	22.2
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24	23.9
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.58%	2.99%
Weighted-average rate of compensation increase		1.14%	0.98%
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.7	21.6
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.3	23.1
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.3	22.3
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	2,145	$ 2,691	$ 2,967
Obligations included due to the TD Auto Finance (Canada) plan merger		43
Service cost - benefits earned		5	8
Net interest cost (income) on net defined benefit liability (asset)		67	56
Remeasurement (gain) loss – financial		(695)	(86)
Remeasurement (gain) loss – demographic		(8)	5
Remeasurement (gain) loss - experience		22	(1)
Benefits paid		(145)	(139)
Change in foreign currency exchange rate		165	(130)
Past service cost (credit)			11
Defined benefit obligation at end of year		2,145	2,691
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,499	1,879
Defined benefit obligation at end of year		1,499	1,879
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	646	812
Defined benefit obligation at end of year		646	812
Other pension and post retirement benefit plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 1,580	1,967	2,046
Obligations included due to the TD Auto Finance (Canada) plan merger		48
Net interest cost (income) on net defined benefit liability (asset)		46	37
Remeasurement gain (loss) – return on plan assets less interest income		(533)	106
Employer's contributions		36	38
Benefits paid		(145)	(139)
Change in foreign currency exchange rate		163	(118)
Defined benefit administrative expenses		(2)	(3)
Defined benefit obligation at end of year		$ 1,580	$ 1,967